IMPAIRIMENTS RESTRUCTURING AND OTHERS (Tables)	6 Months Ended
Jun. 30, 2017
Restructuring And Impairment [Abstract]
Schedule Of Restructuring Reserve By Type Of Cost [TextBlock]
NOTE 14 – Impairments, restructuring and others:
Impairments, restructuring and others consisted of the following:

	Three months ended		Six months ended
	June 30,		June 30,
	2017	2016	2017	2016

	U.S. $ in millions

Restructuring expenses	$98	$20	$228	$39
Integration expenses	25	28	48	41
Contingent consideration	140	-	161	51
Impairments of long-lived assets	145	572	156	585
Capital loss from currency translation	-	-	52	-
Acquisition expenses	8	34	8	58
Other	3	58	6	57

Total	$419	$712	$659	$831